Business combinations - Purchase Price Allocation (Details) - CAD ($) $ in Thousands	Jun. 25, 2024	Dec. 29, 2022
Cantopia (Millcreek)
Total consideration
Cash	$ 600
Total consideration	600
Purchase price allocation
Inventory	41
Right of use asset	292
Goodwill	499
Lease liabilities	(292)
Total consideration	600
Cantopia (Millcreek) | Licenses
Purchase price allocation
Intangible assets	4
Cantopia (Millcreek) | Leasehold improvements
Purchase price allocation
Property, plant and equipment	50
Cantopia (Millcreek) | Office equipment and computers
Purchase price allocation
Property, plant and equipment	$ 6
Jimmy's
Total consideration
Common Shares		$ 4,932
Working Capital Adjustment		352
Total consideration		5,284
Purchase price allocation
Cash		622
Inventory		308
Prepaid expenses		11
Property, plant and equipment		111
Right of use asset		129
Goodwill		3,416
Accounts payable and accrued liabilities		(318)
Lease liabilities		(130)
Income tax payables		(110)
Deferred tax liability		(242)
Total consideration		5,284
Jimmy's | Licenses
Purchase price allocation
Intangible assets		$ 1,487